Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred income and social contribution taxes [line items]
Initial balance	R$ 646,163	R$ 504,890	R$ 530,419
Deferred IRPJ and CSLL recognized in income of the year	87,939	97,465	(162,417)
Deferred IRPJ and CSLL recognized in other comprehensive income	210,034	40,497	133,124
Deferred IRPJ and CSLL recognized in business combination			1,054
Others	17,843	3,311	2,710
Final balance	R$ 961,979	R$ 646,163	R$ 504,890